PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2013
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Advances to suppliers	$1,449	$911	$1,737
Income/corporate taxes	1,605	1,366	2,004
VAT and consumption tax	1,585	1,501	2,394
Prepaid expenses	1,047	1,210	935
Restricted deposits	706	1,218	1,336
Fair value of financial derivatives	1,292	335	130
Other	2,954	1,752	2,884
	$10,638	$8,293	$11,420